Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000013197_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000013197_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000013197_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000179010_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000179010_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000179010_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000013193_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000013193_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000013193_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000182226_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000182226_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000182226_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000179004_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000179004_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000179004_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000250725_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250725_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000179008_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000179008_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000179008_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%
C000182205_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000182205_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000182205_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000182210_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000182210_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000182210_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000013198_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000013198_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000013198_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000182209_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000182209_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000182209_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000182221_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000182221_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000182221_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000179009_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000179009_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000179009_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%
C000013196_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000013196_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000013196_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000179013_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000179013_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000179013_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%
C000182206_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000182206_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000182206_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000179007_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000179007_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000179007_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%
C000144492_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000144492_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000144492_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000212319_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000212319_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000212319_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000013194_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000013194_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000013194_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000212320_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000212320_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000212320_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000182222_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000182222_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000182222_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000182208_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000182208_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000182208_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000250727_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250727_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000033048_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000033048_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000033048_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000013195_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000013195_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000013195_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000182211_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000182211_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000182211_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000250726_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250726_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000013191_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000013191_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000013191_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000179006_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000179006_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000179006_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%
C000179003_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000179003_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000179003_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000179014_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000179014_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000179014_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%
C000013192_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000013192_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000013192_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000179005_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000179005_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000179005_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000101224_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000101224_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000101224_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000182228_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000182228_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000182228_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000179011_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000179011_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000179011_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%
C000033049_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000033049_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000033049_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000182207_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000182207_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000182207_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000182212_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000182212_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000182212_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%
C000179012_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000179012_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000179012_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%
C000212318_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000212318_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000212318_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000013197_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%
C000013197_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000013197_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.97%
C000013197_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000013197_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%
C000013197_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.56%
C000179010_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%
C000179010_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.86%
C000179010_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%
C000179010_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000179010_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.85%
C000179010_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
C000013193_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000013193_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%
C000013193_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.16%
C000013193_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000013193_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
C000013193_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.86%
C000182226_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.39%
C000182226_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.07%
C000182226_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%
C000182226_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%
C000182226_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000182226_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%
C000179004_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.36%
C000179004_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.97%
C000179004_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000179004_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000179004_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000179004_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.58%
C000250725_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.05%
C000250725_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.91%
C000250725_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000250725_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000179008_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%
C000179008_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%
C000179008_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000179008_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%
C000179008_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%
C000179008_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.70%
C000182205_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%
C000182205_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.49%
C000182205_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%
C000182205_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000182205_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000182205_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%
C000182210_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.37%
C000182210_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.19%
C000182210_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%
C000182210_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%
C000182210_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%
C000182210_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%
C000013198_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000013198_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.82%
C000013198_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.26%
C000013198_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000013198_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.85%
C000013198_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.08%
C000182209_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%
C000182209_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.08%
C000182209_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%
C000182209_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000182209_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
C000182209_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%
C000182221_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.50%
C000182221_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.09%
C000182221_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000182221_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000182221_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%
C000182221_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%
C000179009_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.44%
C000179009_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.38%
C000179009_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%
C000179009_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000179009_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%
C000179009_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%
C000013196_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.05%
C000013196_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.92%
C000013196_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.02%
C000013196_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%
C000013196_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%
C000013196_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.68%
C000179013_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%
C000179013_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%
C000179013_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.34%
C000179013_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%
C000179013_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000179013_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%
C000182206_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%
C000182206_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.13%
C000182206_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%
C000182206_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000182206_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000182206_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000179007_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%
C000179007_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.91%
C000179007_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%
C000179007_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000179007_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
C000179007_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%
C000144492_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.10%
C000144492_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.78%
C000144492_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.21%
C000144492_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000144492_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000144492_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.78%
C000212319_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.43%
C000212319_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.08%
C000212319_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.71%
C000212319_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000212319_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000212319_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%
C000013194_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%
C000013194_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%
C000013194_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.83%
C000013194_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000013194_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%
C000013194_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.51%
C000212320_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.16%
C000212320_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.88%
C000212320_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%
C000212320_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000212320_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000212320_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%
C000182222_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.42%
C000182222_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.07%
C000182222_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000182222_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%
C000182222_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000182222_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%
C000182208_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%
C000182208_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.37%
C000182208_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%
C000182208_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000182208_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%
C000182208_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%
C000250727_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.78%
C000250727_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%
C000250727_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000250727_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000033048_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%
C000033048_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000033048_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.22%
C000033048_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000033048_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%
C000033048_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.79%
C000013195_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%
C000013195_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.82%
C000013195_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.81%
C000013195_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
C000013195_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
C000013195_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.48%
C000182211_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.64%
C000182211_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.57%
C000182211_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%
C000182211_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000182211_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%
C000182211_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%
C000250726_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.78%
C000250726_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.58%
C000250726_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000250726_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
C000013191_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%
C000013191_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.30%
C000013191_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%
C000013191_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000013191_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000013191_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.33%
C000179006_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%
C000179006_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.21%
C000179006_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%
C000179006_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
C000179006_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%
C000179006_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%
C000179003_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000179003_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.36%
C000179003_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%
C000179003_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%
C000179003_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000179003_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%
C000179014_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.18%
C000179014_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%
C000179014_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.34%
C000179014_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000179014_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000179014_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%
C000013192_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%
C000013192_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.91%
C000013192_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.41%
C000013192_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%
C000013192_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000013192_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.16%
C000179005_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%
C000179005_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.57%
C000179005_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.38%
C000179005_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000179005_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
C000179005_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%
C000101224_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.14%
C000101224_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000101224_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.23%
C000101224_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%
C000101224_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000101224_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.78%
C000182228_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000182228_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.08%
C000182228_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%
C000182228_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000182228_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000182228_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%
C000179011_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.28%
C000179011_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%
C000179011_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%
C000179011_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000179011_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%
C000179011_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%
C000033049_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.11%
C000033049_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000033049_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.23%
C000033049_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%
C000033049_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000033049_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.79%
C000182207_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.46%
C000182207_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.74%
C000182207_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%
C000182207_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000182207_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
C000182207_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%
C000182212_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000182212_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.00%
C000182212_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%
C000182212_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000182212_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.85%
C000182212_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%
C000179012_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.16%
C000179012_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.88%
C000179012_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.34%
C000179012_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%
C000179012_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000179012_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%
C000212318_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%
C000212318_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000212318_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%
C000212318_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000212318_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%
C000212318_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%